SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 9 – SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue up to 50,000,000 ordinary shares, par value $0.001 per share. There were 12,874,496 and 11,675,216 ordinary shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively.

On May 14, 2024, the Company issued 23,360 shares to an expert as consideration for signing a services contract for the Ancient Eastern Garden project at Fernie Castle in Scotland, the UK. The shares were valued at $1.06 per share, based on the closing market price on May 14, 2024. As a result, $24,762 was recognized as construction in progress, with $23 recorded as ordinary shares and $24,738 recorded as additional paid-in capital in the unaudited condensed consolidated financial statements.

On May 31, 2024, the Company issued 1,175,920 shares to 13 employees and officers as part of their 2024 compensation package. The shares were valued at $1.27 each, based on the closing market price on May 31, 2024. As a result, $746,709 was recognized as payroll, payroll taxes, and others and $746,709 was recorded as prepaid expenses for the six months ended June 30, 2024. Additionally, $1,176 was recorded as ordinary shares and $1,492,242 as additional paid-in capital in the equity section of the unaudited condensed consolidated financial statements.

Underwriter Warrants

Pursuant to the IPO Agreement (defined below), the Company agreed to grant the underwriter of its IPO, Network 1 Financial Securities, Inc., underwriter warrants equal to 10% of the total number of the Company’s ordinary shares being sold in the IPO, at the closing of the IPO. The underwriter’s warrants were non-exercisable for six months after the closing of the offering and will expire five years after the effective date of the registration statement. The underwriter’s warrants are exercisable at a price of $6.25, equal to 125% of $5, the public offering price in the IPO. The underwriter’s warrants are not redeemable. The underwriter’s warrants provide for cashless exercise and contain provisions for on demand registration of the sale of the underlying ordinary shares at the Company’s expense and unlimited “piggyback” registration rights for a period of five years after the closing of the IPO at the Company’s expense. The Company sold 1,241,459 and 19,361 ordinary shares at the closings of its IPO on December 26, 2018, and January 4, 2019, respectively. A total of 126,082 underwriter’s warrants were issued on January 4, 2019. The underwriter’s warrants expired on November 13, 2023.

The underwriter’s warrants were valued at $1.51 per warrant using Black-Scholes Model. A risk-free rate of 4.35% per annum and volatility of 35% were used in the Black-Scholes Model calculation. The total value of underwriter warrants amounted to $190,384. The underwriter warrants were classified as equity and credit to the additional paid-in capital-underwriter cost account, which was offset by the same amount recorded as additional paid-in capital-underwriter cost.

Potential Share Offering

On March 6, 2023, the Company’s registration statement on Form F-3 (File No. 333-261347) was declared effective by the SEC. The Company may, from time to time, in one or more offerings, offer and sell up to $70,000,000 of its ordinary shares, par value $0.001 per share, preferred shares, debt securities, warrants, rights, and units, or any combination thereof. Pursuant to General Instruction I.B.5 of Form F-3, in no event will the Company sell its securities in a public primary offering with a value exceeding more than one-third of our public float in any 12-month period so long as its public float remains below $75 million.